Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 381,746	$ 339,193
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	117,390	112,705
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	262,226	224,496
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,697	1,569
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	433	423
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	166,209	153,973
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	21,243	22,148
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	144,966	131,825
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 547,955	$ 493,166